Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 7,721		$ 6,672		$ 20,569
Prepaid expenses and other current assets			752		597
Short term deposits	3,507
Prepaid expenses	838		203		66
Other current assets	611		549
Inventory	2,470		2,848		1,767
TOTAL CURRENT ASSETS	15,147		10,272		22,933
NON-CURRENT ASSETS:
Restricted bank deposits	219		224		224
Prepaid expenses	104		79		90
Operating lease right of use assets	1,133		1,309		1,463
Property and equipment, net	1,411		1,593		723
TOTAL NON-CURRENT ASSETS	2,867		3,205		2,500
TOTAL ASSETS	18,014		13,477		25,433
CURRENT LIABILITIES:
Accounts payable	303		536		485
Other payables and accrued expenses	912		1,387		352
Short term employee benefits	662		788		766
Share based payment liabilities			232		996
Current maturities of operating lease liabilities	313		309		321
TOTAL CURRENT LIABILITIES	5,115		3,252		2,920
NON-CURRENT LIABILITIES:
Warrants liability	181
Operating lease liabilities	824		1,035		1,252
TOTAL NON-CURRENT LIABILITIES	1,005		1,035		1,252
TOTAL LIABILITIES	6,120		4,287		4,172
COMMITMENTS AND CONTINGENCIES (Note 6)
SHAREHOLDERS’ EQUITY:
Share capital - Ordinary shares of NIS 0.00286 par value - Authorized: 34,973,575 shares on June 30, 2024 and December 31, 2023; Issued and outstanding: 12,066,115 shares on June 30, 2024 and 5,912,223 on December 31, 2023	10	[1]	5	[1],[2]	5	[2]
Additional paid-in capital	66,822		58,780	[2]	58,277	[2]
Accumulated other comprehensive loss	(2,520)		(2,414)	[2]	(1,595)	[2]
Accumulated deficit	(52,418)		(47,181)	[2]	(35,426)	[2]
TOTAL EQUITY	11,894		9,190	[2]	21,261	[2]
TOTAL LIABILITIES AND EQUITY	18,014		13,477	[2]	$ 25,433	[2]
Nonrelated Party [Member]
CURRENT LIABILITIES:
Promissory note	856
Related Party [Member]
CURRENT LIABILITIES:
Promissory note	$ 2,069

[1]	All share and per share information retroactively reflects reverse stock split – see note 1.
[2]	Adjusted to reflect reverse stock split, see Note 11